Equity-accounted investees - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 152,528	$ 161,478	$ 296,954	$ 173,133
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	7,179	7,137	$ 6,913
Group's share of cash and cash equivalents	$ 4,036	$ 3,912